Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                     -----------------------------------------
              (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ---------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ---------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                          -------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             ------------------------
                             Date of Fiscal Year End

                               September 30, 2004
                            --------------------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

Item 1. SCHEDULE OF INVESTMENTS


WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (unaudited)



                                       Shares       Value


    EQUITY INTERESTS -- 101.2%

AUTOMOBILES & COMPONENTS -- 4.3%

Borg-Warner Automotive Inc..........  12,635   $    546,969
Copart Inc*.........................  20,940        396,394
Lear Corporation....................   9,220        502,029
Thor Industries Inc.................   8,205        217,186
                                                -----------
                                               $  1,662,578
                                                -----------


BANKS -- 9.0%

Associated Banc Corp................   7,310   $    234,432
Astoria Financial Corp..............   6,010        213,295
Banknorth Group Inc.................  14,015        490,525
City National Corp..................   4,345        282,208
Compass Bancshares IN...............   5,055        221,510
Hibernia Corp Class A...............  11,290        298,169
Independence Community Bank Inc.....  12,065        471,138
Investors Financial Svcs Cp.........   6,620        298,761
New York Community Bancorp..........  21,231        436,085
Silicon Valley Bancshares*..........   4,445        165,221
Webster Financial Corp..............   6,885        340,050
                                                -----------
                                               $  3,451,394
                                                -----------


CAPITAL GOODS -- 6.0%

Alliant Techsystems.................   1,605   $     97,103
Donaldson Co.Inc....................   4,510        128,039
Energizer Holdings Inc..............   4,285        197,539
Graco Inc...........................   8,557        286,660
Jacobs Engineering*.................   7,515        287,749
L-3 Communications Hldgs...........    2,965        198,655
Pentair Inc.........................  11,615        405,480
Precision Castparts Corp............   8,935        536,547
SPX Corp............................   4,450        157,530
                                                -----------
                                               $  2,295,302
                                                -----------


COMMERCIAL SERVICES & SUPPLIES -- 1.3%

Certegy Inc.........................   2,965   $    110,328
HNI Corp............................   3,920        155,154
ITT Educational Services*...........   5,950        214,498
                                                -----------
                                               $    479,980
                                                -----------


COMMUNICATIONS EQUIPMENT -- 1.8%

Adtran Incorporated.................   8,165   $    185,182
Plantronics Inc.....................   5,180        223,983
Polycom Inc.........................   7,780        154,200
UTStarcom, Inc......................   8,855        142,654
                                                -----------
                                               $    706,019
                                                -----------


COMPUTERS & PERIPHERALS -- 2.6%

Imation Corp........................   4,205   $    149,656
Sandisk Corp*.......................  16,960        493,875
Storage Technology Corp*............  13,280        335,453
                                                -----------
                                               $    978,984
                                                -----------


CONSUMER DURABLES & APPAREL-- 7.4%

Blyth Industries....................   5,950   $    183,855
Callaway Golf Company...............   4,790         50,630
D.R.Horton Inc......................  15,170        502,279
Harman International................   4,570        492,418
Hovnanian Enterprises-A.............   3,860        154,786
Lennar Corp-A Shares................   7,555        359,618
Mohawk Inds Inc*....................   8,000        635,120
Timberland Company*.................   4,995        283,716
Toll Brothers Inc...................   3,775        174,896
                                                -----------
                                               $  2,837,318
                                                -----------


DIVERSIFIED FINANCIALS -- 3.5%

Edwards A.G. Inc....................   5,485   $    189,891
Jefferies Group Incorporated........   7,210        248,529
Legg Mason Inc......................  10,935        582,507
Raymond James Fin'l.................  12,695        306,203
                                                -----------
                                               $  1,327,130
                                                -----------



ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.2%

Ametek Inc New......................   6,500   $    197,080
Arrow Electrs Inc Com*..............   9,380        211,800
Tech Data Corp......................   6,805        262,333
Vishay Intertechnology Inc..........  12,350        159,315
                                                -----------
                                               $    830,528
                                                -----------


ENERGY -- 8.7%

Murphy Oil Corp.....................   5,685   $    493,287
Newfield Exploration CO.............   7,595        465,118
Plains Exploration & Production Co..  20,045        478,274
Pogo Producing Co...................  16,245        770,825
Smith International Inc*............   4,405        267,516
XTO Energy Inc......................  26,306        854,419
                                                -----------
                                               $  3,329,439
                                                -----------



FOOD, BEVERAGE & TOBACCO -- 3.0%

Constellation Brands Inc-A*.........  10,120   $    385,167
Smithfield Foods Inc*...............  13,260        331,500
Tyson Foods Inc-CL A................  16,915        270,978
Universal Corp VA...................   3,390        151,330
                                                -----------
                                               $  1,138,975
                                                -----------

HEALTH CARE EQUIPMENT & SERVICES -- 9.4%

Beckman Coulter Inc.................   5,545   $    311,185
Coventry Health Care Inc*...........  14,265        761,323
Cytyc Corporation...................  17,200        415,380
Health Net Inc*....................   11,230        277,606
Hillenbrand Indus...................   2,905        146,790
Inamed Corp.........................   6,315        301,036
Lincare Holdings Inc*...............   8,145        241,988
Omnicare Inc........................   9,790        277,644
Pacificare Health Systems,Inc.......   9,360        343,512
Renal Care Group Inc*...............   8,265        266,381
Schein Henry Inc*...................   4,105        255,783
                                                -----------
                                               $  3,598,628
                                                -----------


HOTELS, RESTAURANTS & LEISURE -- 2.5%

Applebee's Intl Inc.................   7,675   $    194,024
Gtech Holdings Corp.................  18,440        466,901
Mandalay Resort Group...............   4,000        274,600
                                                -----------
                                               $    935,525
                                                -----------



HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%

Church & Dwight CO Inc..............   3,207   $     89,988
                                                -----------



INSURANCE -- 4.8%

Allmerica Finl Corp*................   4,405   $    118,406
Everest Re Group Ltd................   3,715        276,136
Fidelity National Finl Inc..........   8,552        325,831
Old Republic Intl Corp..............   8,425        210,878
Protective Life Corp................   7,655        300,918
Radian Group Inc....................   9,730        449,818
Stancorp Financial Group............   2,355        167,676
                                                -----------
                                               $  1,849,663
                                                -----------



MATERIALS -- 3.4%

Airgas Inc..........................  12,065   $    290,405
Cabot Corp..........................   5,240        202,107
Cytec Ind Inc.......................   8,105        396,740
Minerals Technology Inc.............   3,430        201,890
RPM International Inc...............  11,940        210,741
                                                -----------
                                               $  1,301,883
                                                -----------



MEDIA -- 1.2%

Macrovision Corp*...................   5,830   $    140,386
Readers Digest Assn.................  21,730        317,041
                                                -----------
                                               $    457,427
                                                -----------


PHARMACEUTICALS & BIOTECHNOLOGY -- 2.3%

Barr Pharmaceuticals Inc*...........   7,565   $    313,418
Millennium Pharmaceuticals*.........  13,565        185,976
Perrigo Co..........................  17,770        365,174
                                                -----------
                                               $    864,568
                                                -----------


REAL ESTATE -- 0.9%

New Plan Excel Realty...............  13,240   $    331,000
                                                -----------


RETAILING -- 9.2%

Abercombie & Fitch CO Cl A..........   8,185   $    257,828
American Eagle Outfitters...........   8,875        327,044
Ann Taylor Stores Corp*.............   6,885        161,109
Barnes & Noble Inc*.................   8,630        319,310
CDW Corp............................   4,710        273,321
Chico's FAS Inc*....................  10,560        361,152
Claire's Stores. Inc................  15,355        384,489
Michaels Stores Inc.................   3,205        189,768
Neiman Marcus Grp CL A..............   5,420        311,650
Pacific Sunwear Of Cal.Inc*.........  11,535        242,812
Rent-A-Center Inc...................   9,160        236,878
Ross Stores  Inc....................   8,815        206,624
United Rentals Inc..................  15,555        247,169
                                                -----------
                                               $  3,519,154
                                                -----------




SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.9%

Cree Inc............................  11,250   $    343,463
International Rectifier Corp*.......   6,460        221,578
Lam Research Corp*..................   9,160        200,421
Microchip Technology Inc............   5,585        149,901
Semtech Corp*.......................   6,905        132,369
Silicon Laboratories Inc............   2,215         73,294
                                                -----------
                                               $  1,121,026
                                                -----------



SOFTWARE & SERVICES -- 4.0%

Activision Inc New*.................  16,570   $    229,826
Cognizant Tech Solutions............   5,280        161,093
Fair Isaac Corp.....................  10,420        304,264
Henry Jack & Assoc..................  10,825        203,185
Mentor Graphics Corp*...............   7,210         79,058
Sybase Inc*.........................  18,325        252,702
Transaction Systems Archit-A*.......  17,000        315,945
                                                -----------
                                               $  1,546,073
                                                -----------


TELECOMMUNICATION SERVICES -- 0.9%

Cincinnati Bell Inc*................  27,060   $     94,439
Telephone & Data Systems............   3,025        254,614
                                                -----------
                                               $    349,053
                                                -----------


TRANSPORTATION -- 1.7%

Hunt J.B.transprt Svcs Inc..........  10,340   $    384,028
Overseas Shipholding Group, Inc.....   5,120        254,157
                                                -----------
                                               $    638,185
                                                -----------


UTILITIES -- 8.0%

Alliant Energy Corp.................  15,110   $    375,937
Black Hills Corp....................   9,850        273,633
Energy East Corporation.............   5,445        137,105
Equitable Resources Inc.............   7,310        397,006
Great Plains Energy Inc.............   4,550        132,633
MDU Resources Group Inc.............  14,162        372,885
Oneok Inc...........................  10,925        284,269
Questar Corporation.................  10,765        493,252
Scana Corporation...................   6,030        225,160
Wisconsin Energy....................  11,575        369,235
                                                -----------
                                               $  3,061,115
                                                -----------


TOTAL EQUITY INTERESTS-- 101.2%
  (identified cost, $32,235,734)               $ 38,700,935

OTHER ASSETS,
  LESS LIABILITIES  -- (1.2%)                      (461,147)
                                                -----------


NET ASSETS -- 100%                             $ 38,239,788
                                               ============


* Non-income-producing security.


The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 32,235,734
                                                -----------
     Gross unrealized appreciation             $  7,846,458
     Gross unrealized depreciation             $ (1,381,257)
                                                -----------
     NET UNREALIZED APPRECIATION               $  6,465,201
                                               ============

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2004 (unaudited)



                                       Shares       Value

    EQUITY INTERESTS -- 99.6%

AUTOMOBILES & COMPONENTS -- 2.4%

Ford Mtr Co. Del....................   50120   $   704,186
Johnson Controls....................   13575       771,196
                                                -----------
                                               $ 1,475,382
                                                -----------



BANKS -- 7.6%

Bank Of America Corp................   49528   $  2,146,048
MBNA Corporation....................   40140      1,011,528
Wells Fargo Company.................   24460      1,458,550
                                                -----------
                                               $  4,616,126
                                                -----------



CAPITAL GOODS -- 9.4%

Black & Decker Corp.................    7635   $    591,254
Caterpillar Inc.....................    9770        785,997
Ingersoll-Rand Co.Cl A..............   10130        688,536
Paccar Inc..........................   22730      1,571,098
Tyco International Ltd..............   49905      1,530,087
United Technologies.................    5655        528,064
                                                -----------
                                               $  5,695,036
                                                -----------



COMMERCIAL SERVICES & SUPPLIES -- 2.9%

Cendant Corp........................   41690   $   900,504
H&R Block Inc.......................   17215       850,765
                                                -----------
                                               $  1,751,269
                                                -----------



COMMUNICATIONS EQUIPMENT -- 3.4%

Cisco System Inc*...................   12376   $    224,006
Qualcomm Inc........................   35739      1,395,251
Scientific Atlanta,Inc..............   16565        429,364
                                                -----------
                                               $  2,048,621
                                                -----------


COMPUTERS & PERIPHERALS -- 2.2%

Dell Inc*...........................   13574   $    483,234
Hewlett-Packard Co..................   17480        327,750
I B M...............................    3998        342,789
Lexmark Intl Inc Cl A*..............    1930        162,139
                                                -----------
                                               $  1,315,912
                                                -----------



CONSUMER DURABLES & APPAREL -- 0.6%

Brunswick Corp......................    2320   $    106,163
Nike Inc Cl B.......................    1555        122,534
Pulte Homes Inc.....................    2605        159,869
                                                -----------
                                               $    388,566
                                                -----------

DIVERSIFIED FINANCIALS -- 12.2%

Ambac Financial Group Inc...........    6690   $    534,866
Bear Stearns Companies Inc..........    1600        153,872
Capital One Financial...............    9020        666,578
Citigroup Inc.......................   42624      1,880,571
Countrywide Financial Corp..........   13915        548,112
Fannie Mae..........................   19385      1,229,009
Freddie Mac.........................    8750        570,850
JP Morgan Chase & Co................    8560        340,089
Lehman Bros Hldgs Inc...............    3985        317,684
Merrill Lynch & Company.............    2615        130,017
Morgan St Dean Witter Discover & CO.   20700      1,020,510
                                                -----------
                                               $  7,392,158
                                                -----------


ELECTRONIC EQUIPMENT & INSTRUMENTS-- 0.5%

Nat'l Semiconductor Corp............    7970   $    123,455
Waters Corporation..................    4700        207,270
                                                -----------
                                               $    330,725
                                                -----------


ENERGY -- 9.6%

Apache Corporation..................    7363   $    368,960
Chevrontexaco Corp..................   24805      1,330,540
ConocoPhillips......................   13260      1,098,591
Exxon Mobil Corp....................   52905      2,556,899
Occidental Petroleum................    8865        495,819
                                                -----------
                                               $  5,850,809
                                                -----------

FOOD & DRUG RETAILING -- 2.2%

CVS Corporation.....................   10655   $    448,895
Kroger CO...........................   25445        394,906
Supervalu Inc.......................   17215        474,272
                                                -----------
                                               $  1,318,075
                                                -----------


FOOD, BEVERAGE & TOBACCO -- 3.2%

Adolph Coors Company................    3440   $    233,645
Altria Group Inc....................   16330        768,163
Archer-Daniels-midland..............   25555        433,924
Kellogg CO..........................   11175        476,725
                                                -----------
                                               $  1,912,457
                                                -----------

HEALTH CARE EQUIPMENT & SERVICES-- 9.5%

Aetna Inc - New.....................    1405   $    140,402
Bard (C.r.) Inc.....................    7979        451,851
Becton Dickinson & CO...............   13490        697,433
Cardinal Health Inc.................    8005        350,379
Guidant Corp........................   12255        809,320
Health Mngt Associates Inc-A........    6445        131,671
Manor Care Inc......................    4205        125,982
Quest Diagnostics Inc...............    4735        417,722
United Health Group Inc.............   20388      1,503,411
Wellpoint Health Networks*..........   10565      1,110,275
                                                -----------
                                               $  5,738,446
                                                -----------


HOTELS, RESTAURANTS & LEISURE -- 2.0%

McDonalds Corp......................   43185   $ 1,210,476
                                                -----------



HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%

Alberto Culver Company- CL B........    2785   $    121,092
Clorox Company......................    1665         88,744
                                                -----------
                                               $    209,836
                                                -----------


Insurance -- 5.1%

Allstate Corp.......................   10105   $    484,939
Amer Intl Group Inc.................    4485        304,935
Chubb Corp..........................    2730        191,864
MBIA Inc Com........................    4020        234,004
MGIC Investment Corp................    5460        363,363
Progressive Corp....................   14720      1,247,520
Torchmark Corp......................    5030        267,496
                                                -----------
                                               $  3,094,121
                                                -----------


MATERIALS -- 1.7%

Ball Corporation....................    6260   $    234,312
Eastman Chemical CO.................    4790        227,765
Georgia-Pacific Corp................   11660        419,177
Louisiana-Pacific Corp..............    5285        137,145
                                                -----------
                                               $  1,018,399
                                                -----------


MEDIA -- 0.2%

Omnicom Group.......................    1635   $    119,453
                                                -----------



OFFICE ELECTRONICS -- 0.4%

Xerox Corp..........................   19295   $   271,674
                                                -----------



PHARMACEUTICALS & BIOTECHNOLOGY -- 3.9%

Johnson & Johnson...................   25041   $  1,410,560
Merck & Co Inc......................    8641        285,153
Pfizer Inc..........................   22180        678,708
                                                -----------
                                               $  2,374,421
                                                -----------



RETAILING -- 4.7%

Autozone Inc*.......................    1135   $     87,679
Best Buy Company Inc................    6161        334,173
Federated Dept Stores...............    2080         94,494
GAP, INC (The)......................   26820        501,534
Limited Brands......................   13720        305,819
Staples Inc.........................   13865        413,454
Target Corp.........................   25015      1,131,929
                                                -----------
                                               $  2,869,082
                                                -----------



SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 1.9%

Intel Corp..........................   57418   $  1,151,805
                                                -----------



SOFTWARE & SERVICES -- 7.2%

Adobe Systems Inc...................    3555   $    175,866
Affiliated Computer Services Inc....   14820        825,029
Autodesk  Inc.......................    7520        365,698
Computer Sciences Corp..............    9225        434,498
Ebay Inc............................    4930        453,264
First Data Corporation..............   19615        853,253
Microsoft Corp......................   31754        877,998
Oracle Corp*........................   13253        149,494
Symantec Corp*......................    3985        218,696
                                                -----------
                                               $  4,353,796
                                                -----------


TELECOMMUNICATION SERVICES -- 4.0%...

Alltel Corp.........................    4255   $    233,642
Bellsouth Corp......................   43870      1,189,754
Nextel Comm*........................   14342        341,913
SBC Communications Inc..............    8175        212,141
Verizon Communications..............   11090        436,725
                                                -----------
                                               $  2,414,175
                                                -----------


TRANSPORTATION -- 0.5%

Fedex Corporation...................    3769   $    322,966
                                                -----------


UTILITIES -- 2.0%

Exelon Corp.........................   23831   $    874,359
Sempra Energy.......................    9185        332,405
                                                -----------
                                                $ 1,206,764
                                                -----------



TOTAL EQUITY INTERESTS-- 99.6%
    (identified cost, $51,985,445)..           $ 60,450,550


OTHER ASSETS, LESS LIABILITIES -- 0.4%              250,965
                                                -----------


NET ASSETS -- 100%                             $ 60,701,515
                                               ============




* Non-income-producing security.


The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 51,985,445
                                                -----------
     Gross unrealized appreciation             $ 10,086,296
     Gross unrealized depreciation             $ (1,621,191)
                                                -----------
     NET UNREALIZED APPRECIATION               $  8,465,105
                                               ============

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (unaudited)



                                      Shares       Value


  EQUITY INTERESTS -- 102.1%

AUSTRALIA - 2.9%

Aust And Nz Banking Group...........  42,800   $    589,661
Csr Limited......................... 384,810        682,906
News Corp-Ltd Pref Ordinary.........  38,335        302,115
                                                -----------
                                               $  1,574,682
                                                -----------


AUSTRIA - 0.7%

Omv Ag .............................   1,700   $    391,665
                                                -----------


BELGIUM - 1.9%

Delhaize Grou.......................   7,600   $    482,815
Dexia ..............................  28,700        536,107
                                                -----------
                                               $  1,018,922
                                                -----------



CANADA - 2.7%

Canadian Natural Resources..........  12,600   $    502,785
Canadian Tire Corp- Cl A............   9,734        382,038
Nexen Inc...........................   7,200        300,107
Petro-Canada........................   5,700        296,091
                                                -----------
                                               $  1,481,021
                                                -----------


CHINA - 0.5%

Huaneng Power International Inc..... 352,000   $    284,379
                                                -----------



DENMARK - 0.4%

Sydbank A/S ........................   1,500   $   235,329
                                                -----------



FINLAND - 0.5%

Nokian Renkaat Ojy..................   2,622   $   284,946
                                                -----------


FRANCE - 10.8%

Bnp Paribas.........................  10,020   $    647,132
Compagnie De Saint-Gobain...........   7,400        379,856
France Telecom Sa...................  12,200        303,957
Pernod-Ricard.......................   3,500        464,694
Peugeot Sa..........................   6,300        388,100
Renault Sa..........................   5,260        430,193
Sanofi-Aventis......................   4,180        303,187
Schneider Electric Sa...............   8,619        557,185
Seb Group...........................   1,700        164,267
Societe Generale -A.................   5,500        486,709
Thomson Multimedia..................  14,900        312,008
Total Sa............................   5,700      1,161,022
Zodiac Sa...........................   6,500        239,930
                                                -----------
                                               $  5,838,240
                                                -----------


GERMANY - 5.7%

Basf Ag.............................   8,260   $    486,786
Bayerische Motoren Werke Ag.........  10,100        415,213
Deutsche Bank Ag -Reg...............   8,850        636,090
E.On Ag.............................   5,000        368,874
K & S...............................   3,900        167,789
Siemens Ag-Reg......................   8,800        647,142
Thyssenkrupp Ag.....................  19,266        375,436
                                                -----------
                                               $  3,097,330
                                                -----------


HONG KONG - 3.3%

Clp Holdings Limited................  28,500   $    163,002
Esprit Holdings Ltd.................  85,500        434,185
Hongkong Electric Holdings..........  93,500        414,860
Hutchison Whampoa Ltd...............  55,000        430,236
Techtronic.......................... 182,000        358,256
                                                -----------
                                               $  1,800,539
                                                -----------


IRELAND - 2.2%

Anglo Irish Bank Plc................  21,500   $    393,869
Bank Of Ireland.....................  27,800        374,624
Crh Plc.............................  17,700        423,180
                                                -----------
                                               $  1,191,673
                                                -----------


ITALY - 1.6%

Eni Spa.............................  26,700   $    598,232
Mediaset Spa........................  22,800        258,823
                                                -----------
                                               $    857,055
                                                -----------

JAPAN - 19.0%

Acom Co Ltd.........................   3,300   $    204,201
Aiful Corporation...................   6,300        617,910
Benesse Corporation.................   7,000        194,983
Bridgestone Corporation.............  17,000        315,429
Canon Inc...........................  13,900        653,287
Central Glass Co Ltd................  22,000        161,285
Daikin Industries Ltd...............  11,000        265,980
Daito Trust Construct Co Ltd........  12,000        485,596
Eisai Co Ltd........................  11,000        299,415
Fuji Soft Abc Incorporated..........   8,800        276,260
Gulliver International Co ..........   2,590        260,610
Honda Motor Co Ltd..................   9,960        482,570
Hoya Corporation....................   4,800        503,017
Itochu Techno-Science Corp..........   5,000        208,229
Mitsubishi Tokyo Financial..........      35        291,839
Nissan Motor Company Ltd............  40,000        435,512
Nomura Holdings Inc.................  26,000        333,802
Ntt Docomo Inc......................     151        256,199
Orix Corporation....................   3,000        307,581
Promise Company Ltd.................   6,000        392,506
Ricoh Company Limited...............  17,000        320,056
Sammy Corp..........................   4,900        240,076
Sfcg Co Ltd.........................   1,000        196,525
Sumitomo Trust & Bkg................  57,000        337,195
Takeda Pharmaceutical Co, Ltd.......   8,400        381,073
Takefuji Corporation................   4,100        262,260
Toyota Motor Corp...................  27,500      1,052,942
Yamaha Motor Co Ltd.................  19,100        289,407
Yamanouchi Pharmaceutical...........   9,400        303,625
                                                -----------
                                                $10,329,370
                                                -----------


NETHERLANDS - 5.6%

Abn Amro Holding Nv.................  24,600   $    558,818
Aegon Nv............................  35,817        386,127
Ing Groep Nv-Cva....................  20,300        512,320
Philips Electronics Nv..............  20,700        474,081
Royal Dutch Petroleum...............  16,440        846,754
Tnt Post Group......................  10,100        246,744
                                                -----------
                                               $  3,024,844
                                                -----------



NORWAY - 2.1%

Norsk Hydro Asa.....................   9,964   $    725,300
Statoil Asa.........................  28,990        415,589
                                                -----------
                                               $  1,140,889
                                                -----------



SINGAPORE - 1.1%

Keppel Corp Ltd.....................  99,000   $    464,540
Want Want Holdings Ltd.............. 150,000        156,000
                                                -----------
                                               $    620,540
                                                -----------



SPAIN - 5.2%

Acciona S.A.........................   4,100   $    262,503
Banco Santander Central Hispano.....  26,600        259,672
Corporacion Mapfre Sa...............  25,400        298,117
Endesa S.A..........................  22,200        422,685
Fomento De Construc Y Contr.........   8,400        311,836
Gas Natural Sdg Sa..................  19,500        481,958
Grupo Ferrovial.....................   6,300        281,294
Telefonica S.A......................  33,600        502,861
                                                -----------
                                               $  2,820,926
                                                -----------



SWEDEN - 3.6%

Ericsson (Lm) Tel-Sp Adr............  14,900   $    465,476
Nordea Ab........................... 125,600      1,026,510
Teliasonera Ab......................  98,600        479,443
                                                -----------
                                               $  1,971,429
                                                -----------


SWITZERLAND - 7.7%

Adecco Sa-Reg.......................   5,700   $    283,014
Credit Suisse Group.................  19,700        628,690
Micronas Semiconductor - Reg*.......   6,000        254,665
Nestle Sa -Registered...............   3,288        753,078
Novartis Ag -Reg Shs................  19,196        894,696
Sgs Sa..............................     500        274,285
Ubs Ag -Registered..................  15,160      1,067,161
                                                -----------
                                               $  4,155,589
                                                -----------


UNITED KINGDOM - 24.6%

Anglo American Plc..................  14,900   $    357,250
Baa Plc.............................  43,200        432,685
Barclays Plc........................  57,900        555,297
Barratt Developments Plc............  36,200        370,762
Bellway Plc.........................  22,500        297,219
Berkeley Group (The) Plc............  24,400        559,860
Bhp Billiton Plc....................  40,700        428,267
Boots Group Plc.....................  35,900        417,061
Bp Plc.............................. 101,400        967,901
Davis Service Group Plc.............  45,424        304,129
Glaxosmithkline Plc.................  30,100        648,707
Hbos Plc............................  55,800        753,258
Hsbc Holdings Plc...................  73,900      1,172,775
Johnson Matthey Plc.................  13,000        224,656
Man Group Plc.......................  13,738        295,581
Manchester United Plc...............  56,900        266,675
Next Plc............................  19,000        561,449
Persimmon Plc.......................  31,400        375,863
Royal Bank Of Scotland Group........  44,670      1,290,088
Scottish & Southern Energy..........  19,900        280,518
Shell Transprt&Trading Co........... 108,100        793,208
Tesco Plc........................... 140,774        726,639
Vodafone Group Plc.................. 264,710        633,485
Wolseley Plc........................  36,200        618,046
                                                -----------
                                               $ 13,331,379
                                                -----------


TOTAL EQUITY INTERESTS-- 102.1%
   (identified cost, $46,780,817)...           $ 55,450,752
                                                -----------

OTHER ASSETS, LESS LIABILITIES -- (2.1%)         (1,140,587)
                                                -----------


NET ASSETS -- 100%                             $ 54,310,165
                                               ============


* Non-income-producing security.
ADR: American Depository Receipts.


The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 46,780,817
                                                -----------
     Gross unrealized appreciation             $  9,247,618
     Gross unrealized depreciation             $   (577,683)
                                                -----------
     NET UNREALIZED APPRECIATION               $  8,669,935
                                               ============

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities
--------------------------------------------------------------------------------
Find, Wright Major Blue Chip Equities Fund, and Wright International  Blue Chip
--------------------------------------------------------------------------------
Equities Fund.
--------------


By:     /s/Peter M. Donovan
        ---------------------
         Peter M. Donovan
         President

Date:    November 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
         ------------------------
         James L. O'Connor
         Treasurer

Date:    November 15, 2004



By:      /s/ Peter M. Donovan
        ----------------------
         Peter M. Donovan
         President

Date:    November 11, 2004